CONDENSED FINANCIAL INFORMATION OF THE COMPANY	12 Months Ended
Dec. 31, 2015
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
CONDENSED FINANCIAL INFORMATION OF THE COMPANY

24. CONDENSED FINANCIAL INFORMATION OF THE COMPANY

Balance Sheets

	As of December 31,
	2014	2015
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	534,390	583,374	90,057
Restricted cash	—	25,974	4,010
Short-term investments	428,330	6,494	1,003
Prepayments and other current assets	2,325	15,162	2,341
Due from related parities	698,888	1,411,418	217,885

Total current assets	1,663,933	2,042,422	315,296

Non-current assets
Intangible assets, net	36,062	25,022	3,863
Goodwill	39,578	59,404	9,170
Investment in equity investees	—	5,802	896
Other long-term investment	55,740	46,373	7,158
Investment in subsidiaries	436,286	949,494	146,577

Total non-current assets	567,666	1,086,095	167,664

Total assets	2,231,599	3,128,517	482,960

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY
Current liabilities
Bank loans	—	129,872	20,049
Accrued expenses and other current liabilities	6,919	17,734	2,738
Redemption right liabilities	520	474	73
Due to related parties	12,272	57,933	8,943
Income tax payable	1,188	10,351	1,598

Total current liabilities	20,899	216,364	33,401

Non-current liabilities
Other non-current liabilities	4,362	214	34

Total non-current liabilities	4,362	214	34

Total liabilities	25,261	216,578	33,435

Shareholders’ equity
Class A ordinary shares (par value of US$0.000025 per share; 7,600,000,000 shares authorized as of December 31, 2014 and 2015, respectively; 288,988,560 and 365,961,759 shares issued as of December 31, 2014 and 2015, respectively; 260,045,912 and 350,398,737 shares outstanding as of December 31, 2014 and 2015, respectively)	42	56	9
Class B ordinary shares (par value of US$0.000025 per share; 1,400,000,000 shares authorized as of December 31, 2014 and 2015, respectively; 1,127,614,152 and 1,058,514,152 shares issued as of December 31, 2014 and 2015, respectively; 1,095,456,652 and 1,035,037,339 shares outstanding as of December 31, 2014 and 2015, respectively)	180	170	26
Additional paid-in capital	2,059,983	2,468,562	381,080
Retained earnings	142,760	319,356	49,299
Accumulated other comprehensive income	3,373	123,795	19,111
Total shareholders’ equity	2,206,338	2,911,939	449,525

Total liabilities, mezzanine equity and shareholders’ equity	2,231,599	3,128,517	482,960

Statements of Comprehensive Income

	Years ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Revenues	2,070	22,002	196,640	30,356
Cost of revenues	(1,950)	(17,752)	(20,531)	(3,169)

Gross profit	120	4,250	176,109	27,187

Operating expenses
Research and development	(12,491)	(44,011)	(74,426)	(11,489)
Selling and marketing	—	(31)	(107)	(17)
General and administrative	(15,146)	(13,103)	(31,279)	(4,829)

Total operating expenses	(27,637)	(57,145)	(105,812)	(16,335)

Equity in profit of subsidiaries	76,031	99,213	133,495	20,608
Interest income	2,494	20,908	7,169	1,107
Changes in fair value of redemption right and put options granted	11,146	3,576	—	—
Losses from equity method investments	—	—	(42)	(6)
Impairment of investments	—	—	(25,891)	(3,997)
Settlement and changes in fair value of contingent considerations	(973)	(1,755)	(707)	(109)
Foreign exchange gain (loss), net	946	(17)	389	60
Other income, net	—	—	1,620	250

Income before income taxes	62,127	69,030	186,330	28,765

Income tax expenses	(109)	(1,089)	(9,734)	(1,503)

Net income	62,018	67,941	176,596	27,262

Other comprehensive income (Loss), net of tax of nil
Unrealized gains on available-for-sale securities, net	—	—	2,945	455
Foreign currency translation adjustments	(8,807)	(6,918)	117,477	18,135

Other comprehensive income, net of tax nil:	(8,807)	(6,918)	120,422	18,590

Total comprehensive income	53,211	61,023	297,018	45,852

Statements of Cash Flows

	Years ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	1,335	(629,518)	118,281	18,259
Net cash used in investing activities	(57,070)	(516,106)	(202,844)	(31,314)
Net cash provided by financing activities	321,965	1,404,056	102,366	15,803
Effect of exchange rate changes on cash	(5,504)	(6,626)	31,181	4,813

Net increase in cash and cash equivalents	260,726	251,806	48,984	7,561

Cash and cash equivalents at beginning of the year	21,858	282,584	534,390	82,496

Cash and cash equivalents at end of the year	282,584	534,390	583,374	90,057

(a) Basis of presentation

For the Company only condensed financial information, the Company records its investment in its subsidiaries and VIEs under the equity method of accounting. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and share of their income as “Equity in profit of subsidiaries” on the condensed statements of comprehensive income. The subsidiaries and VIEs did not pay any dividends to the Company for any of the years presented.

The Company only condensed financial statements should be read in conjunction with the Group’s consolidated financial statements.

(b) Commitments

The Company does not have any significant commitments or long-term obligations as of any of the periods presented.